CONSOLIDATED STATEMENTS OF INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares		Mar. 31, 2020 INR (₨) ₨ / shares
Interest and dividend revenue:
Loans	₨ 1,057,925.6	$ 13,943.9	₨ 1,017,047.8		₨ 981,794.8
Trading securities	1,647.5	21.7	3,373.8		7,392.1
Available for sale debt securities	240,943.0	3,175.7	226,690.9		198,383.2
Other	32,620.9	430.0	28,855.1		24,412.8
Total interest and dividend revenue	1,333,137.0	17,571.3	1,275,967.6		1,211,982.9
Interest expense:
Deposits	489,010.1	6,445.4	501,260.2		507,888.8
Short-term borrowings	17,675.2	233.0	12,531.8		27,216.8
Long-term debt	77,456.3	1,020.9	78,361.5		83,200.5
Other	155.9	2.1	127.6		149.4
Total interest expense	584,297.5	7,701.4	592,281.1		618,455.5
Net interest revenue	748,839.5	9,869.9	683,686.5		593,527.4
Provision for credit losses	126,979.5	1,673.6	154,233.4		117,621.9
Net interest revenue after provision for credit losses	621,860.0	8,196.3	529,453.1		475,905.5
Non-interest revenue, net:
Fees and commissions	202,979.5	2,675.4	165,410.4		160,099.5
Trading securities gain/(loss), net	2,455.5	32.4	1,481.0		1,323.4
Realized gain/(loss) on sales of available for sale debt securities, net	16,745.8	220.7	55,925.2		25,826.2
Allowance on available for sale debt securities	2,915.1	38.4	(2,915.1)	[1]	(9,109.0)	[1]
Foreign exchange transactions	34,851.4	459.4	27,762.6		15,265.6
Derivatives gain/(loss), net	1,422.0	18.7	(3,253.0)		3,550.0
Other, net	9,204.9	121.3	8,564.6		1,263.3
Total non-interest revenue, net	270,574.2	3,566.3	252,975.7		198,219.0
Total revenue, net	892,434.2	11,762.6	782,428.8		674,124.5
Non-interest expense:
Salaries and staff benefits	165,287.7	2,178.6	143,755.9		130,506.9
Premises and equipment	36,236.0	477.6	35,763.2		31,533.9
Depreciation and amortization	16,816.9	221.7	13,860.2		12,800.3
Administrative and other	154,931.4	2,042.1	149,223.0		133,439.4
Total non-interest expense	373,272.0	4,920.0	342,602.3		308,280.5
Income before income tax expense	519,162.2	6,842.6	439,826.5		365,844.0
Income tax expense	132,559.2	1,747.2	113,820.1		105,480.0
Net income before noncontrolling interest	386,603.0	5,095.4	326,006.4		260,364.0
Less: Net income attributable to shareholders of noncontrolling interest	602.6	7.9	29.3		94.1
Net income attributable to HDFC Bank Limited	₨ 386,000.4	$ 5,087.5	₨ 325,977.1		₨ 260,269.9
Per share information: (see note: 28)
Earnings per equity share-basic | (per share)	₨ 69.76	$ 0.92	₨ 59.27		₨ 47.59
Earnings per equity share-diluted | (per share)	69.38	0.91	59.02		47.27
Per ADS information (where 1 ADS represents 3 shares): (see note: 28)
Earnings per ADS-basic | (per share)	209.28	2.76	177.81		142.77
Earnings per ADS-diluted | (per share)	208.14	2.73	177.06		141.81
Dividends declared per equity share | (per share)	₨ 15.5	$ 0.2	₨ 6.5		₨ 2.5

[1]	For fiscal year 2020 the amount represents Other than temporary impairment. The Bank adopted the CECL accounting guidance on April 1, 2020.